Post-Employment Benefits - Summary of Pension Costs for Defined Contribution Plans and Defined Benefit Plans (Parenthetical) (Detail) kr in Millions	12 Months Ended
Dec. 31, 2019 SEK (kr)
Components Of Defined Benefit Cost Recognized In The Income Statement [Abstract]
Gains (losses) arising from settlements on defined benefit plans	kr 258
Defined benefit plans net interest income	461
Defined benefit plans interest cost	kr 394